ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTING POLICIES [Abstract]
Condensed consolidated statement of financial position to reflect cumulative effect of adjustments
The impact of this adoption was to adjust our January 1, 2016 Consolidated Statement of Financial Position to reflect cumulative effect adjustments as follows:

	January 1, 2016 Originally Presented	Cumulative Retrospective Adjustments	January 1, 2016 Adjusted
	(Dollars in thousands)
Deferred tax assets	$39,635	$1,247	$40,882
Total assets	$2,409,066	$1,247	$2,410,313
Common stock	$339,462	$62	$339,524
Accumulated deficit	$(82,334)	$1,185	$(81,149)
Total Shareholders’ Equity	$251,092	$1,247	$252,339
Total Liabilities and Shareholders’ Equity	$2,409,066	$1,247	$2,410,313